Fair Value Measurements - Schedule of Fair Value Measurements (Details) - Ares Acquisition Corporation II [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 558,149,739	$ 550,800,038	$ 523,038,352
Fair Value, Inputs, Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account	$ 558,149,739	$ 550,800,038	$ 523,038,352